EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about exploration and evaluation expenditure [Table Text Block]
	Santa Rosa Property	El Horcon Property	Coricancha	Total
Balance, January 1, 2016	$1,130	$1,286	$1,742	$4,158
Impairment (note 8(a))	–	–	(1,679)	(1,679)
Foreign exchange	(142)	(162)	(63)	(367)
Balance, December 31, 2016	$988	$1,124	$–	$2,112
Acquisition costs (note 8(b))	–	–	13,623	13,623
Costs incurred subsequent to acquisition	–	–	31	31
Change in reclamation and remediation provision	–	–	(133)	(133)
Balance, December 31, 2017	$988	$1,124	$13,521	$15,633

Disclosure of detailed information about business combinations [Table Text Block]
Consideration:
Cash consideration payable	$100
Professional and other fees incurred	76
Consideration	$176

Net assets purchased:
Cash	$105
Trade and other receivables	24
Other current assets	10
Inventories (note 6(b))	1,622
Reimbursement rights	11,168
Exploration and evaluation assets	13,623
Trade and other accounts payables	(2,609)
Reclamation and remediation provision – current	(4,757)
Reclamation and remediation provision – non-current	(19,010)
Net assets purchased:	$176

Disclosure of restricted cash and cash equivalents [Table Text Block]
Restricted cash	December 31, 2017	December 31, 2016
Funding of a reclamation bond in respect of Coricancha	$1,234	$–